Shareholder Report, Average Annual Return (Details) 190821_Brown Advisory Intermediate Income Fund_Investor Shares_TSR Annual {Investor Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	3.40%	0.57%	1.58%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%	1.54%
Bloomberg Intermediate U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index
Average Annual Return, Percent	3.76%	0.97%	1.74%